Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,337	$ 10,502	$ 9,119	$ 11,510	$ 7,705	$ 9,172	$ 9,365	$ 11,005	$ 8,958	$ 9,065	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,183	10,441	9,117	11,606	7,821	9,371	9,635	11,413	9,367	9,545	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 12,787	10,917	9,495	12,011	8,059	9,616	9,832	11,591	9,459	9,586	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,356,082	1,150,474	995,789	1,251,763	835,521	990,899	1,008,225	1,181,480	958,518	966,308	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,367,070	1,158,820	1,002,063	1,260,061	840,218	995,101	1,011,491	1,183,556	959,022	966,431	1,000,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,967	12,843	11,462	15,227	11,744	12,059	10,838	11,810	9,552	9,530	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,967	12,843	11,462	15,227	11,744	12,059	10,838	11,810	9,552	9,530	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,967	12,843	11,462	15,227	11,744	12,059	10,838	11,810	9,552	9,530	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 1,596,669	1,284,344	1,146,179	1,522,729	1,174,385	1,205,901	1,083,849	1,181,030	955,235	953,047	1,000,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 1,596,669	1,284,344	1,146,179	1,522,729	1,174,385	1,205,901	1,083,849	1,181,030	955,235	953,047	1,000,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 16,710	13,590	11,879	15,427	11,499	12,348	11,120	11,937	9,671	9,994	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 16,710	13,590	11,879	15,427	11,499	12,348	11,120	11,937	9,671	9,994	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 16,710	13,590	11,879	15,427	11,499	12,348	11,120	11,937	9,671	9,994	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 1,670,975	1,358,998	1,187,927	1,542,667	1,149,886	1,234,789	1,111,989	1,193,660	967,136	999,410	1,000,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 1,670,975	$ 1,358,998	$ 1,187,927	$ 1,542,667	$ 1,149,886	$ 1,234,789	$ 1,111,989	$ 1,193,660	$ 967,136	$ 999,410	$ 1,000,000